Share-Based Compensation - Nonvested Awards - Vesting and Grants Cost (Details) - Nonvested Share Awards - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares granted
Number of shares granted	329,051	362,804	388,211
Market value	$ 18.1	$ 16.8	$ 14.9
Certain key employees | Maximum
Share-based Compensation
Award vesting period	4 years